Subsequent Events (Details Narrative) - USD ($)															1 Months Ended				12 Months Ended
	Jun. 15, 2020	May 10, 2020	May 06, 2020	May 02, 2020	Apr. 24, 2020	Apr. 13, 2020	Apr. 08, 2020	Mar. 23, 2020	Mar. 17, 2020	Feb. 20, 2020	Feb. 13, 2020	Feb. 11, 2020	Feb. 10, 2020	Jan. 02, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	May 31, 2019	Dec. 31, 2019	Dec. 31, 2017	May 01, 2020
Stock issued during the period, shares																		125,000		81,432
Number of ordinary shares issued, value																		$ 12,500	$ 295,000
Ordinary Shares [Member]
Stock issued during the period, shares																			2,950,000
Number of ordinary shares issued, value																			$ 8,429
Exchange Agreement [Member] | MDM Worldwide Solution, Inc [Member]
Due to related parties, debt																			1,000,000
Loan Conversion Agreement [Member]
Due to related parties, debt																			$ 310,477
Subsequent Event [Member] | Strategic Global Research and Development, Inc [Member]
Litigation settlement											$ 91,319
Unpaid consulting fees											71,209
Unreimbursed expenses											$ 20,110
Contingencies setllement, interest rate							5.00%
Subsequent Event [Member] | Claim Paid Over-Time Per Month [Member] | Strategic Global Research and Development, Inc [Member]
Litigation settlement							$ 4,000
Subsequent Event [Member] | Ordinary Shares [Member] | Provista Diagnostics, Inc [Member]
Stock issued during the period, shares															13,008,976		17,091,096
Subsequent Event [Member] | Convertible Note Extension Agreements [Member] | Note Warrant [Member] | Third Warrant [Member]
Number of warrants for right to purchase shares										20,792,380
Exercise price of warrants										$ 0.10
Warrants term										5 years
Subsequent Event [Member] | Convertible Note Extension Agreements [Member] | Extended Maturity [Member]
Debt instrument, maturity date										Aug. 14, 2020
Subsequent Event [Member] | Convertible Bridge Loan Agreements [Member]
Number of warrants for right to purchase shares														24,776,758
Exercise price of warrants														$ 0.10
Warrants term														5 years
Debt instrument, face amount														$ 835,714
Debt instrument, discount percentage														30.00%
Debt Unpaid loan, interest rate														18.00%
Repayment of loans, penalty percentage														20.00%
Debt instrument, description	The Holder is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company's ordinary shares at a price equal to 80% of the lower of (i) the lowest closing bid price on the trading day prior to the Issuance Date or (ii) the lowest trading price of the ordinary shares as reported by the trading market on which the Company's shares are traded, for the 20 prior trading days including the day upon which a conversion notice is received (the "Conversion Price"). Upon occurrence of a Sale Event as defined in the Note, the Company shall, upon request of the Holder, redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the date of redemption, or at the election of the Holder, such Holder may convert the unpaid principal amount of the Note and the unpaid interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event. Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company will be subject to the penalty described in paragraph 8 of the Note.													At the earlier of the effective date of Registration Statement as defined in the Loan Agreements or 6 months after the Effective Date, the Lenders at their sole option, may convert the outstanding Loan Amount, or any portion of the Loan Amount, and any accrued interest, in whole or in part, into shares of the common stock of the Company (the "Common Stock"). Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 50% of the lowest trading price on the primary trading market on which the Company's Common Stock is quoted for the last 10 trading days immediately prior to but not including the Conversion Date ("Conversion Price"). The Lenders shall have a right of participation up to 40% of any future financing (excluding strategic transactions) for a period of 2 years.
Liquidation damages, value														$ 12,500
Liquidation damages, description														(i) 75 days of the Effective Date or (ii) 30 days after uplisting of the Company's Common Stock to a national securities exchange and / or declared effective within 180 days from the Effective Date of the Loan Agreements, which damages shall accrue each month until the applicable breach (failure to timely file, failure to timely have declared effective, or both) has been cured.
Debt, principal and interest														$ 553,973
Subsequent Event [Member] | Convertible Bridge Loan Agreements [Member] | Loan Amount After Debt Discount [Member]
Debt instrument, face amount														$ 250,714
Debt instrument, interest rate														10.00%
Subsequent Event [Member] | Convertible Bridge Loan Agreements [Member] | Ordinary Shares [Member]
Debt, conversion of shares														36,668,926
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 2% Convertible Redeemable Note [Member]
Debt instrument, maturity date	Jun. 15, 2021
Debt instrument, interest rate	2.00%
Debt instrument, description	During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note's face amount.
Proceeds from issuance of note	$ 315,000
Agreement, description	The Company entered into a Securities Purchase Agreement pursuant to which it issued a 2% Convertible Redeemable Note ("Note"). Under the Note, the Company received net cash of $315,000 (which representing 84% of the gross Principal Amount of the note) from a private lender (the "Holder").
Original issue discount percentage	16.00%
Subsequent Event [Member] | Subscription Agreements [Member]
Number of warrants for right to purchase shares																1,339,284
Exercise price of warrants																$ 0.10
Gross proceeds from issuance of ordinary shares																$ 30,000
Stock issued during the period, shares																1,500,000
Subsequent Event [Member] | Exchange Agreement [Member] | MDM Worldwide Solution, Inc [Member]
Repayments of debt						$ 100,000
Share issuance for exchange of debt						5,000,000
Shares exchange, price per share						$ 0.02
Subsequent Event [Member] | Letter Agreement [Member] | Toledo Advisors, LLC [Member]
Debt instrument, face amount																					$ 119,296
Debt, conversion of shares				6,107,026
Debt, conversion price per share																					$ 0.02
Debt, accrued interest				$ 2,845
Subsequent Event [Member] | Loan Conversion Agreement [Member]
Debt instrument, face amount		$ 350,000
Debt, conversion of shares		8,750,000
Debt, conversion price per share		$ 0.04
Subsequent Event [Member] | Joint Venture Agreement [Member]
Equity ownership percentage, description					Todos Medical USA entered into the Amended and Restated Collaboration Agreement with Emerald, pursuant to which Todos became the owner of 100% of the equity of the Joint Venture (Corona Diagnostics, LLC) and agreed to integrate its COVID-19 tests with Emerald's telemedicine (Carie Health, Inc.) and independent pharmacy business Bonsa Health, Inc. to create a full solution to help facilitate the screening and diagnosis of individuals potentially to identify each indiciation's COVID-19 Polymerase Chain Reaction (PCR) and/or antibody testing status to facilitate return to work programs in the United States.
Subsequent Event [Member] | Joint Venture Agreement [Member] | Emerald Organic Products, Inc [Member]
Equity ownership percentage, description								Todos Medical USA entered into Joint Venture Agreement (the "Agreement") with Emerald Organic Products, Inc., a Nevada corporation ("Emerald"), for the formation of Emerald Viral Diagnostics Joint Venture, Inc. (the "Joint Venture") in order to manage, operate and distribute viral testing currently controlled by Todos Medical USA. It was agreed inter alia that (1) Todos Medical USA will contribute diagnostic testing under its control that will be useful in detecting Coronavirus / COVID-19 ("Viral Testing"). Todos Medical USA will contribute the expertise and know-how to the Joint Venture necessary to validate the products for distribution; (2) Emerald will contribute capital for validation as per the budget as described in the Agreement and be responsible for developing and implementing the necessary financial structures for the distribution of the Viral Testing; (3) interest in the Joint Venture shall be 51% owned and controlled by Emerald and 49% owned and controlled by Todos Medical USA; (4) Emerald shall be entitled to receive priority distributions from the Joint Venture up to the amount of any cash capital contributions made by Emerald; (5) the Board of Managers will initially consist of three board members: Two members shall be appointed by Emerald and one member shall be appointed by Todos Medical USA; (6) the Joint Venture shall commence the date hereof and shall continue until the earlier of (i) 25 years or (ii) mutual agreement of Todos Medical USA and Emerald to dissolve.
Subsequent Event [Member] | Service Agreements [Member] | Dawson James Securities [Member]
Agreement, description			In consideration for the services to be rendered by Dawson, the Company will pay to Dawson a placement agent fee of 8% of the gross proceeds received in the Offering; provided that such fee will be reduced to 7% for investors introduced to Dawson by the Company. As additional compensation for Dawson's services, the Company shall issue to Dawson or its designees at the closing of the offering ("Closing") warrants (the "Placement Agent's Warrants") to purchase that number of Securities equal to 5% of the aggregate number of securities sold in the offering. The Placement Agent's Warrants will be exercisable at any time and from time to time, in whole or in part, during the five-year period commencing six months from the closing of the offering, at a price per share equal to 125% of the price per Security issued in the offering. The Placement Agent's Warrant will provide for a cashless exercise provision, registration rights (including a one-time demand registration right and unlimited piggyback rights) and customary anti-dilution provisions (for stock dividends and splits and recapitalizations).
Placement agent fee, percentage			8.00%
Subsequent Event [Member] | Service Agreements [Member] | Orion Capital Advisors, LLC [Member] | Restricted Stock [Member]
Stock issued during the period, shares													2,500,000
Subsequent Event [Member] | Service Agreements [Member] | AS Iber Israel Ltd [Member]
Debt exchange financing, description												Success fee equal in amount to 10% plus VAT of the total value of the benefit, monetary or otherwise derived by the Company shall be earned in connection with any other activities as defined in the Agreement, plus 10% in share at the same value as the investment. B. Success fee equal in amount to 7% plus VAT of the total of any success fee earned in connection with any pre and/or post IPO and/or M&A activity whether directly arranged by AS Iber Israel and/or by any registered dealer introduced to the Company by AS Iber Israel who will be entitled to earn this fee in connection with any transaction that is either completed and/or initiated by the registered dealer for a period of 24 months after the initial introduction.
Subsequent Event [Member] | Service Agreements [Member] | 3D Biomedicine Science and Technology Co. Limited [Member] | Restricted Stock [Member]
Number of ordinary shares issued, value									$ 250,000